NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Income Taxes: Summary of Operating Loss Carryforwards (Tables)	Dec. 31, 2022
Tables/Schedules
Summary of Operating Loss Carryforwards

NOL Carryforward:	Year Total	Balance
2014	$(19,500)	$(19,500)
2015	(730,872)	(750,372)
2016	(3,370,935)	(4,121,307)
2017	(3,562,075)	(7,683,382)
2018	(3,329,517)	(11,012,899)
2019	632,776	(10,380,123)
2020	(2,576,375)	(12,956,498)
2021	(1,987,122)	(14,943,620)
2022	(983,122)	(15,926,742)
Total of NOL Carryforward		(15,926,742)